Note 11 - Long-term Debt - Future Minimum Payments Due (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt and Capital Lease Obligations, Repayments of Principal in Next 12 Months
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	73,625,000
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four
Long-Term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Five
Long-Term Debt	$ 73,625,000